Consolidated Cash Flow Statement - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cashflows from operations
Loss before income tax	€ (4,777)	€ (19,269)	€ (16,102)
Adjustments to reconcile loss before income tax to cash flow into operations
Income tax	36	(9)
Financial result	2,658	1,784	1,094
Depreciation	3,156	754	884
Other non-current provisions	(1,545)	1,545
Losses from disposal of assets	386	5
Non-cash (income) and expenses	(15,334)	(328)	1,080
Changes in operating assets and liabilities
Trade receivables	(673)	(1,836)	63
Other assets and income tax assets	3,044	(149)	173
Inventories	(148)	368	(86)
Trade payables	596	185	(1,010)
Provisions	710	2,366	711
Other liabilities	(21,003)	1,150	74
Net cash flow used in operational activities	(32,894)	(13,434)	(13,119)
Cash flow from investment activities
Purchase of intangible and tangible assets	(1,854)	(513)	(397)
Business combinations Cutanea	22,814
Interest received			6
Proceeds from sale of intangible and tangible assets	93	2	16
Net cash flow used in investment activities	21,053	(511)	(375)
Cashflows from financing activities
Proceeds from the issue of shares		24,000
Costs of equity procurement	(3)	(1,768)	(664)
Proceeds from draw down of EIB loan	5,000		10,000
Proceeds from exercise of employee stock options	305	628
Proceeds from issuing convertible bonds 2017/2022			4,999
Leasing payments	(1,183)
Cash outflow for EIB loan procurement costs			(650)
Interest paid	(664)	(536)	(598)
Repayment of warrant bond 2009/2017			(5,226)
Proceeds from repayment of option bonds 2009/2017			1,590
Repayment of convertible bond 2016/2021		(50)
Net cash flows provided by financing activities	3,455	22,274	9,451
Net increase/(decrease) in cash and cash equivalents	(8,386)	8,329	(4,043)
Changes from exchange rate differences	54	39
Cash and cash equivalents at the beginning of the period	19,451	11,083	15,126
Cash and cash equivalents at the end of the period	€ 11,119	€ 19,451	€ 11,083